United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-4539

                      (Investment Company Act File Number)


                  Federated Adjustable Rate Securities Fund
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED ADJUSTABLE RATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

      Principal
       Amount                                                                       Value

                       ADJUSTABLE RATE MORTGAGES--83.2%
                       Federal Home Loan Mortgage Corp. ARM--25.7%
 $     565,173         3.807%, 3/1/2030                                     $      571,815
      4,914,478        4.751%, 9/1/2028                                           4,992,647
       350,718         4.818%, 1/1/2023                                            352,256
       402,965         4.890%, 9/1/2020                                            407,253
      1,136,068        5.039%, 6/1/2032                                           1,156,466
      7,974,192        5.062%, 7/1/2021                                           8,136,706
      5,161,128        5.068%, 7/1/2030                                           5,295,219
      2,268,168        5.151%, 7/1/2030                                           2,315,743
      2,617,690        5.191%, 4/1/2029                                           2,660,929
      1,645,715        5.224%, 9/1/2030                                           1,686,133
      2,356,281        5.252%, 2/1/2022                                           2,408,454
       375,100         5.261%, 7/1/2026                                            381,265
      4,377,954        5.263%, 4/1/2029                                           4,473,813
       638,873         5.297%, 9/1/2032                                            651,364
      3,003,768        5.334%, 2/1/2031                                           3,068,829
      3,397,574        5.462%, 7/1/2027                                           3,486,302
      1,708,444        5.536%, 4/1/2027                                           1,752,772
                           TOTAL                                                  43,797,966
                       Federal National Mortgage Association ARM--54.5%
       568,174         3.808%, 10/1/2034                                           562,145
      3,813,736        3.976%, 8/1/2034                                           3,769,327
      5,101,042        3.982%, 12/1/2034                                          5,027,233
       610,521         4.007%, 1/1/2020                                            611,439
      5,236,466        4.115%, 1/1/2035                                           5,166,593
      1,225,068        4.120%, 5/1/2018                                           1,221,715
      2,029,260        4.393%, 6/1/2033                                           2,030,177
      2,044,464        4.436%, 5/1/2036                                           2,048,265
      2,436,748        4.477%, 2/1/2033                                           2,488,984
      1,346,954        4.495%, 5/1/2036                                           1,349,448
       945,611         4.549%, 11/1/2027                                           947,700
     10,260,874        4.563%, 5/1/2040 - 9/1/2040                                10,351,752
       831,238         4.615%, 2/1/2019                                            854,982
      2,969,879        4.802%, 2/1/2025                                           3,042,145
      6,063,854        5.004%, 9/1/2028                                           6,125,590
      4,010,479        5.038%, 5/1/2027                                           4,071,799
      1,391,660        5.178%, 2/1/2021                                           1,424,573
      1,420,405        5.198%, 9/1/2021                                           1,450,850
      4,645,249        5.201%, 1/1/2032                                           4,739,070
       577,461         5.259%, 2/1/2020                                            590,616
     11,019,033        5.327%, 12/1/2032                                          11,322,222
      1,029,291        5.344%, 7/1/2027                                           1,064,901
      2,335,935        5.358%, 10/1/2025                                          2,402,752
       270,283         5.361%, 10/1/2028                                           274,107
       943,709         5.400%, 9/1/2018                                            969,119
       942,860         5.417%, 5/1/2018                                            968,519
      2,448,820        5.437%, 1/1/2026                                           2,514,037
      2,044,047        5.446%, 11/1/2019                                          2,103,050
      2,334,421        5.456%, 4/1/2030                                           2,397,158
      8,984,118        5.472%, 5/1/2027                                           9,158,985
       281,993         5.584%, 3/1/2029                                            286,812
       656,176         5.601%, 10/1/2016                                           668,773
       674,084         5.970%, 10/1/2033                                           688,421
                           TOTAL                                                  92,693,259
                       Government National Mortgage Association ARM--3.0%
       989,895         3.750%, 7/20/2023 - 9/20/2023                               998,729
       767,045         4.125%, 11/20/2023 - 10/20/2029                             772,063
       232,487         4.250%, 1/20/2030                                           233,122
      3,140,158        4.375%, 1/20/2022 - 5/20/2029                              3,160,927
                           TOTAL                                                  5,164,841
                           TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED
                           COST $142,732,535)                                    141,656,066

                       COLLATERALIZED MORTGAGE OBLIGATIONS--11.9%
                       Federal Home Loan Mortgage Corp. REMIC--2.0%
       795,707         REMIC 2396 FM, 4.565%, 12/15/2031                           799,804
       903,840         REMIC 2585 FD, 4.615%, 12/15/2032                           912,589
       911,991         REMIC 2451 FB, 4.665%, 3/15/2032                            917,847
       802,290         REMIC 2396 FL, 4.715%, 12/15/2031                           808,580
                           TOTAL                                                  3,438,820
                       Federal National Mortgage Association REMIC--6.3%
      1,990,813        REMIC 2002-82 FK, 4.643%, 10/25/2031                       1,999,210
      3,892,350        REMIC 2002-52 FG, 4.693%, 9/25/2032                        3,924,839
      1,019,033        REMIC 2003-24 FA, 4.693%, 4/25/2033                        1,029,045
       946,018         REMIC 2002-41 F, 4.744%, 7/25/2032                          954,945
      2,800,223        REMIC 1995-17 B, 4.748%, 2/25/2025                         2,868,938
                           TOTAL                                                  10,776,977
                            Non-Agency Mortgage--3.6%
      1,801,427        Bank of America Mortgage Securities 2003-2, Class
                       2A1, 4.691%, 4/25/2018                                     1,800,471
      2,405,134        Countrywide Home Loans 2003-15, Class 1A1, 4.691%,
                       6/25/2018                                                  2,410,288
      1,842,096        Residential Asset Securitization Trust 2003-A1,
                       Class A2, 4.691%, 3/25/2033                                1,846,211
                           TOTAL                                                  6,056,970
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (IDENTIFIED COST $20,178,903)                          20,272,767

                       MORTGAGE-BACKED SECURITIES--1.4%
      2,282,198        Federal National Mortgage Association, 6.000%,
                       3/1/2035                                                   2,295,626
       10,829          Federal National Mortgage Association, 12.000%,
                       3/1/2013                                                     12,511
       39,190          Government National Mortgage Association, 8.500%,
                       1/15/2030                                                    42,123
                           TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED
                           COST $2,387,375)                                       2,350,260

                       REPURCHASE AGREEMENT-2.4%
      4,011,000        Interest in $3,275,000,000 joint repurchase
                       agreement 4.04%, dated 11/30/2005 under which Bank
                       of America N.A. will repurchase a U.S. Government
                       Agency security with a maturity of 7/1/2035 for
                       $3,275,367,528 on 12/1/2005. The market value of
                       the underlying security at the end of the period
                       was $3,340,500,000 (AT AMORTIZED COST)                     4,011,000
                           TOTAL INVESTMENTS--98.9% (IDENTIFIED COST
                           $169,309,813)(1)                                      168,290,093
                           OTHER ASSETS AND LIABILITIES---NET--1.1%                1,872,016
                           TOTAL NET ASSETS---100%                          $    170,162,109

==============================================================================

     1 At November 30, 2005, the cost of investments for federal tax purposes was $169,309,813. The net unrealized depreciation of investments for federal tax purposes was $1,019,720. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $156,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,176,359.


Note:        The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
REMIC       --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

                             (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer



Date        January 24, 2006